Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2021
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2021	2020	2019	2021	2020	2019
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	4.05	1.46	1.95	286	103	138
– second interim	15.01	—	1.76	1,060	—	124
	19.06	1.46	3.71	1,346	103	262